Property, Plant, and Equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
As of December 31, 2019 and 2018, property, plant, and equipment, net consists of the following :

	As of December 31,
	2019	2018
	(In thousands)
Buildings	$9,142	$9,142
Leasehold improvements	20,048	16,570
Aircraft	320	320
Machinery and equipment	33,608	22,114
IT software and equipment	17,151	13,602
Construction in progress	3,674	620
	83,943	62,368
Less accumulated depreciation and amortization	(34,610)	(28,154)
Property, plant, and equipment, net	$49,333	$34,214
Total depreciation and amortization for the years ended December 31, 2019, 2018 and 2017 was $6.9 million, $5.8 million and $5.1 million, respectively, of which $3.7 million, $1.2 million and $1.4 million was recorded in research and development expense, respectively. Depreciation and amortization of assets acquired under finance leases was $0.10 million, $0.08 million and $0.08 million for the years ended December 31, 2019, 2018 and 2017, respectively.